Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Annual Return [Percent]	46.59%	245.36%	(83.78%)